Maturity of Financial Assets and Liabilities (Details) - Schedule of the Maturities of Assets and Liabilities - CLP ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Financial liabilities
Total financial liabilities		$ 3,310,942	$ 2,516,544		$ 1,109,746
Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities		775,082	746,872
Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities		13,537,826	14,086,226
Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		16,137,942	12,978,790
Interbank borrowings [Member]
Financial liabilities
Total financial liabilities		10,366,499	8,864,765
Other financial liabilities [Member]
Financial liabilities
Total financial liabilities		296,273	292,995
Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities		1,081,226	1,017,968
Total financial liabilities [Member]
Financial liabilities
Total financial liabilities		64,385,273
Total financial liabilities [Member]
Financial liabilities
Total financial liabilities			61,447,936
Cash and deposits in banks [Member]
Financial assets
Total financial assets		2,723,282	1,982,942
Cash items in process of collection [Member]
Financial assets
Total financial assets		812,524	843,816
Total financial assets [Member]
Financial assets
Total financial assets		70,229,946	67,193,882	[1]
On Demand [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities		775,082	746,872
On Demand [Member] | Total financial liabilities [Member]
Financial liabilities
Total financial liabilities		15,740,596
On Demand [Member] | Total financial liabilities [Member]
Financial liabilities
Total financial liabilities			16,109,903
On Demand [Member] | Cash and deposits in banks [Member]
Financial assets
Total financial assets		2,723,282	1,982,942
On Demand [Member] | Cash items in process of collection [Member]
Financial assets
Total financial assets		812,524	843,816
On Demand [Member] | Total financial assets [Member]
Financial assets
Total financial assets		6,647,346	5,982,596	[1]
Up to 1 month [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
Up to 1 month [Member] | Total financial liabilities [Member]
Financial liabilities
Total financial liabilities		9,289,038
Up to 1 month [Member] | Total financial liabilities [Member]
Financial liabilities
Total financial liabilities			13,137,878
Up to 1 month [Member] | Cash and deposits in banks [Member]
Financial assets
Total financial assets
Up to 1 month [Member] | Cash items in process of collection [Member]
Financial assets
Total financial assets
Up to 1 month [Member] | Total financial assets [Member]
Financial assets
Total financial assets		6,033,825	6,787,786	[1]
Between 1 and 3 months [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
Between 1 and 3 months [Member] | Total financial liabilities [Member]
Financial liabilities
Total financial liabilities		9,152,913
Between 1 and 3 months [Member] | Total financial liabilities [Member]
Financial liabilities
Total financial liabilities			1,283,384
Between 1 and 3 months [Member] | Cash and deposits in banks [Member]
Financial assets
Total financial assets
Between 1 and 3 months [Member] | Cash items in process of collection [Member]
Financial assets
Total financial assets
Between 1 and 3 months [Member] | Total financial assets [Member]
Financial assets
Total financial assets		3,996,009	4,506,051	[1]
Between 3 and 12 months [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
Between 3 and 12 months [Member] | Total financial liabilities [Member]
Financial liabilities
Total financial liabilities		13,507,804
Between 3 and 12 months [Member] | Total financial liabilities [Member]
Financial liabilities
Total financial liabilities			5,404,069
Between 3 and 12 months [Member] | Cash and deposits in banks [Member]
Financial assets
Total financial assets
Between 3 and 12 months [Member] | Cash items in process of collection [Member]
Financial assets
Total financial assets
Between 3 and 12 months [Member] | Total financial assets [Member]
Financial assets
Total financial assets		10,895,044	6,726,894	[1]
Between 1 and 3 years [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
Between 1 and 3 years [Member] | Total financial liabilities [Member]
Financial liabilities
Total financial liabilities		6,719,700
Between 1 and 3 years [Member] | Total financial liabilities [Member]
Financial liabilities
Total financial liabilities			13,189,547
Between 1 and 3 years [Member] | Cash and deposits in banks [Member]
Financial assets
Total financial assets
Between 1 and 3 years [Member] | Cash items in process of collection [Member]
Financial assets
Total financial assets
Between 1 and 3 years [Member] | Total financial assets [Member]
Financial assets
Total financial assets		16,507,327	13,961,831	[1]
Between 3 and 5 years [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
Between 3 and 5 years [Member] | Total financial liabilities [Member]
Financial liabilities
Total financial liabilities		3,040,234
Between 3 and 5 years [Member] | Total financial liabilities [Member]
Financial liabilities
Total financial liabilities			4,363,985
Between 3 and 5 years [Member] | Cash and deposits in banks [Member]
Financial assets
Total financial assets
Between 3 and 5 years [Member] | Cash items in process of collection [Member]
Financial assets
Total financial assets
Between 3 and 5 years [Member] | Total financial assets [Member]
Financial assets
Total financial assets		6,592,510	9,331,955	[1]
More than 5 years [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
More than 5 years [Member] | Total financial liabilities [Member]
Financial liabilities
Total financial liabilities		6,934,988
More than 5 years [Member] | Total financial liabilities [Member]
Financial liabilities
Total financial liabilities			7,959,170
More than 5 years [Member] | Cash and deposits in banks [Member]
Financial assets
Total financial assets
More than 5 years [Member] | Cash items in process of collection [Member]
Financial assets
Total financial assets
More than 5 years [Member] | Total financial assets [Member]
Financial assets
Total financial assets		19,557,885	19,896,769	[1]
Financial assets for trading at FVTPL [Member] | Financial derivative contracts and hedge contracts [Member]
Financial assets
Total financial assets	[2]	10,725,015	12,150,722
Financial assets for trading at FVTPL [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets		98,308	154,046
Financial assets for trading at FVTPL [Member] | On Demand [Member] | Financial derivative contracts and hedge contracts [Member]
Financial assets
Total financial assets	[2]
Financial assets for trading at FVTPL [Member] | On Demand [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets
Financial assets for trading at FVTPL [Member] | Up to 1 month [Member] | Financial derivative contracts and hedge contracts [Member]
Financial assets
Total financial assets	[2]	383,845	734,755
Financial assets for trading at FVTPL [Member] | Up to 1 month [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets		211	1
Financial assets for trading at FVTPL [Member] | Between 1 and 3 months [Member] | Financial derivative contracts and hedge contracts [Member]
Financial assets
Total financial assets	[2]	807,016	570,803
Financial assets for trading at FVTPL [Member] | Between 1 and 3 months [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets			114,165
Financial assets for trading at FVTPL [Member] | Between 3 and 12 months [Member] | Financial derivative contracts and hedge contracts [Member]
Financial assets
Total financial assets	[2]	1,548,923	1,499,473
Financial assets for trading at FVTPL [Member] | Between 3 and 12 months [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets		2,275	70
Financial assets for trading at FVTPL [Member] | Between 1 and 3 years [Member] | Financial derivative contracts and hedge contracts [Member]
Financial assets
Total financial assets	[2]	3,046,056	3,396,062
Financial assets for trading at FVTPL [Member] | Between 1 and 3 years [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets		31,031	3,880
Financial assets for trading at FVTPL [Member] | Between 3 and 5 years [Member] | Financial derivative contracts and hedge contracts [Member]
Financial assets
Total financial assets	[2]	1,413,070	2,026,248
Financial assets for trading at FVTPL [Member] | Between 3 and 5 years [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets		1,432	23,277
Financial assets for trading at FVTPL [Member] | More than 5 years [Member] | Financial derivative contracts and hedge contracts [Member]
Financial assets
Total financial assets	[2]	3,526,105	3,923,381
Financial assets for trading at FVTPL [Member] | More than 5 years [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets		63,359	12,653
Financial assets at FVOCI [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets		4,536,025	5,880,733
Financial assets at FVOCI [Member] | Other financial instruments [Member]
Financial assets
Total financial assets		105,382	142,306
Financial assets at FVOCI [Member] | On Demand [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets
Financial assets at FVOCI [Member] | On Demand [Member] | Other financial instruments [Member]
Financial assets
Total financial assets
Financial assets at FVOCI [Member] | Up to 1 month [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets		2,277,301	2,617,251
Financial assets at FVOCI [Member] | Up to 1 month [Member] | Other financial instruments [Member]
Financial assets
Total financial assets
Financial assets at FVOCI [Member] | Between 1 and 3 months [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets		10,319	744,182
Financial assets at FVOCI [Member] | Between 1 and 3 months [Member] | Other financial instruments [Member]
Financial assets
Total financial assets
Financial assets at FVOCI [Member] | Between 3 and 12 months [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets		319	68,973
Financial assets at FVOCI [Member] | Between 3 and 12 months [Member] | Other financial instruments [Member]
Financial assets
Total financial assets		66,685
Financial assets at FVOCI [Member] | Between 1 and 3 years [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets		668,856	2,167
Financial assets at FVOCI [Member] | Between 1 and 3 years [Member] | Other financial instruments [Member]
Financial assets
Total financial assets		13,566	70,668
Financial assets at FVOCI [Member] | Between 3 and 5 years [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets		491,471	559,210
Financial assets at FVOCI [Member] | Between 3 and 5 years [Member] | Other financial instruments [Member]
Financial assets
Total financial assets		19,692	66,478
Financial assets at FVOCI [Member] | More than 5 years [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets		1,087,759	1,888,950
Financial assets at FVOCI [Member] | More than 5 years [Member] | Other financial instruments [Member]
Financial assets
Total financial assets		5,439	5,160
Financial assets at amortised cost [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets	[1]	8,178,624
Financial assets at amortised cost [Member] | Interbank loans [Member]
Financial assets
Total financial assets	[1]	68,440	32,991
Financial assets at amortised cost [Member] | Loans and account receivable from customers [Member]
Financial assets
Total financial assets	[1]	40,743,446
Financial assets at amortised cost [Member] | Guarantee deposits (margin accounts) [Member]
Financial assets
Total financial assets	[1]	2,238,900	2,442,325
Financial assets at amortised cost [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets	[1]		4,867,591
Financial assets at amortised cost [Member] | Loans and account receivable from customers [Member]
Financial assets
Total financial assets	[1]		38,696,410
Financial assets at amortised cost [Member] | On Demand [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | On Demand [Member] | Interbank loans [Member]
Financial assets
Total financial assets	[1]	49
Financial assets at amortised cost [Member] | On Demand [Member] | Loans and account receivable from customers [Member]
Financial assets
Total financial assets	[1]	872,591
Financial assets at amortised cost [Member] | On Demand [Member] | Guarantee deposits (margin accounts) [Member]
Financial assets
Total financial assets	[1]	2,238,900	2,442,325
Financial assets at amortised cost [Member] | On Demand [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | On Demand [Member] | Loans and account receivable from customers [Member]
Financial assets
Total financial assets	[1]		713,513
Financial assets at amortised cost [Member] | Up to 1 month [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | Up to 1 month [Member] | Interbank loans [Member]
Financial assets
Total financial assets	[1]	68,391	32,991
Financial assets at amortised cost [Member] | Up to 1 month [Member] | Loans and account receivable from customers [Member]
Financial assets
Total financial assets	[1]	3,304,077
Financial assets at amortised cost [Member] | Up to 1 month [Member] | Guarantee deposits (margin accounts) [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | Up to 1 month [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | Up to 1 month [Member] | Loans and account receivable from customers [Member]
Financial assets
Total financial assets	[1]		3,402,788
Financial assets at amortised cost [Member] | Between 1 and 3 months [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | Between 1 and 3 months [Member] | Interbank loans [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | Between 1 and 3 months [Member] | Loans and account receivable from customers [Member]
Financial assets
Total financial assets	[1]	3,178,674
Financial assets at amortised cost [Member] | Between 1 and 3 months [Member] | Guarantee deposits (margin accounts) [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | Between 1 and 3 months [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets	[1]		96,326
Financial assets at amortised cost [Member] | Between 1 and 3 months [Member] | Loans and account receivable from customers [Member]
Financial assets
Total financial assets	[1]		2,980,575
Financial assets at amortised cost [Member] | Between 3 and 12 months [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets	[1]	3,724,781
Financial assets at amortised cost [Member] | Between 3 and 12 months [Member] | Interbank loans [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | Between 3 and 12 months [Member] | Loans and account receivable from customers [Member]
Financial assets
Total financial assets	[1]	5,552,061
Financial assets at amortised cost [Member] | Between 3 and 12 months [Member] | Guarantee deposits (margin accounts) [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | Between 3 and 12 months [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | Between 3 and 12 months [Member] | Loans and account receivable from customers [Member]
Financial assets
Total financial assets	[1]		5,158,378
Financial assets at amortised cost [Member] | Between 1 and 3 years [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets	[1]	4,453,843
Financial assets at amortised cost [Member] | Between 1 and 3 years [Member] | Interbank loans [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | Between 1 and 3 years [Member] | Loans and account receivable from customers [Member]
Financial assets
Total financial assets	[1]	8,293,975
Financial assets at amortised cost [Member] | Between 1 and 3 years [Member] | Guarantee deposits (margin accounts) [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | Between 1 and 3 years [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets	[1]		2,545,919
Financial assets at amortised cost [Member] | Between 1 and 3 years [Member] | Loans and account receivable from customers [Member]
Financial assets
Total financial assets	[1]		7,943,135
Financial assets at amortised cost [Member] | Between 3 and 5 years [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | Between 3 and 5 years [Member] | Interbank loans [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | Between 3 and 5 years [Member] | Loans and account receivable from customers [Member]
Financial assets
Total financial assets	[1]	4,666,845
Financial assets at amortised cost [Member] | Between 3 and 5 years [Member] | Guarantee deposits (margin accounts) [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | Between 3 and 5 years [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets	[1]		2,225,346
Financial assets at amortised cost [Member] | Between 3 and 5 years [Member] | Loans and account receivable from customers [Member]
Financial assets
Total financial assets	[1]		4,431,396
Financial assets at amortised cost [Member] | More than 5 years [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | More than 5 years [Member] | Interbank loans [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | More than 5 years [Member] | Loans and account receivable from customers [Member]
Financial assets
Total financial assets	[1]	14,875,223
Financial assets at amortised cost [Member] | More than 5 years [Member] | Guarantee deposits (margin accounts) [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | More than 5 years [Member] | Debt financial instruments [Member]
Financial assets
Total financial assets	[1]
Financial assets at amortised cost [Member] | More than 5 years [Member] | Loans and account receivable from customers [Member]
Financial assets
Total financial assets	[1]		14,066,625
Financial liabilities for trading at FVTPL [Member] | Financial derivative contracts and hedge contracts [Member]
Financial liabilities
Total financial liabilities	[2]	11,988,342	14,108,114
Financial liabilities for trading at FVTPL [Member] | On Demand [Member] | Financial derivative contracts and hedge contracts [Member]
Financial liabilities
Total financial liabilities	[2]
Financial liabilities for trading at FVTPL [Member] | Up to 1 month [Member] | Financial derivative contracts and hedge contracts [Member]
Financial liabilities
Total financial liabilities	[2]	376,279	67,236
Financial liabilities for trading at FVTPL [Member] | Between 1 and 3 months [Member] | Financial derivative contracts and hedge contracts [Member]
Financial liabilities
Total financial liabilities	[2]	1,170,614	151,948
Financial liabilities for trading at FVTPL [Member] | Between 3 and 12 months [Member] | Financial derivative contracts and hedge contracts [Member]
Financial liabilities
Total financial liabilities	[2]	2,443,279	2,541,236
Financial liabilities for trading at FVTPL [Member] | Between 1 and 3 years [Member] | Financial derivative contracts and hedge contracts [Member]
Financial liabilities
Total financial liabilities	[2]	3,056,317	4,686,662
Financial liabilities for trading at FVTPL [Member] | Between 3 and 5 years [Member] | Financial derivative contracts and hedge contracts [Member]
Financial liabilities
Total financial liabilities	[2]	1,526,321	2,415,134
Financial liabilities for trading at FVTPL [Member] | More than 5 years [Member] | Financial derivative contracts and hedge contracts [Member]
Financial liabilities
Total financial liabilities	[2]	3,415,532	4,245,898
Financial liabilities at amortised cost [Member] | Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities		13,537,826	14,086,226
Financial liabilities at amortised cost [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		16,137,942	12,978,790
Financial liabilities at amortised cost [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities		282,584	315,355
Financial liabilities at amortised cost [Member] | Interbank borrowings [Member]
Financial liabilities
Total financial liabilities		10,366,499	8,864,765
Financial liabilities at amortised cost [Member] | Issue debt instruments [Member]
Financial liabilities
Total financial liabilities	[3]	9,814,983
Financial liabilities at amortised cost [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities		296,273	292,995
Financial liabilities at amortised cost [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities		104,516	137,089
Financial liabilities at amortised cost [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities		1,081,226	1,017,968
Financial liabilities at amortised cost [Member] | Issued debt instruments [Member]
Financial liabilities
Total financial liabilities	[4]		8,899,762
Financial liabilities at amortised cost [Member] | On Demand [Member] | Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities		13,537,826	14,086,226
Financial liabilities at amortised cost [Member] | On Demand [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		328,242	234,170
Financial liabilities at amortised cost [Member] | On Demand [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | On Demand [Member] | Interbank borrowings [Member]
Financial liabilities
Total financial liabilities		18,220	24,667
Financial liabilities at amortised cost [Member] | On Demand [Member] | Issue debt instruments [Member]
Financial liabilities
Total financial liabilities	[3]
Financial liabilities at amortised cost [Member] | On Demand [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | On Demand [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | On Demand [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities		1,081,226	1,017,968
Financial liabilities at amortised cost [Member] | On Demand [Member] | Issued debt instruments [Member]
Financial liabilities
Total financial liabilities	[4]
Financial liabilities at amortised cost [Member] | Up to 1 month [Member] | Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | Up to 1 month [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		7,999,764	12,712,880
Financial liabilities at amortised cost [Member] | Up to 1 month [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities		282,483	211,730
Financial liabilities at amortised cost [Member] | Up to 1 month [Member] | Interbank borrowings [Member]
Financial liabilities
Total financial liabilities		42,730	149,482
Financial liabilities at amortised cost [Member] | Up to 1 month [Member] | Issue debt instruments [Member]
Financial liabilities
Total financial liabilities	[3]	291,687
Financial liabilities at amortised cost [Member] | Up to 1 month [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities		296,095	292,756
Financial liabilities at amortised cost [Member] | Up to 1 month [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | Up to 1 month [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | Up to 1 month [Member] | Issued debt instruments [Member]
Financial liabilities
Total financial liabilities	[4]		(296,206)
Financial liabilities at amortised cost [Member] | Between 1 and 3 months [Member] | Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | Between 1 and 3 months [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		3,689,743	5,806
Financial liabilities at amortised cost [Member] | Between 1 and 3 months [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities		101	103,516
Financial liabilities at amortised cost [Member] | Between 1 and 3 months [Member] | Interbank borrowings [Member]
Financial liabilities
Total financial liabilities		4,006,532	818,030
Financial liabilities at amortised cost [Member] | Between 1 and 3 months [Member] | Issue debt instruments [Member]
Financial liabilities
Total financial liabilities	[3]	285,923
Financial liabilities at amortised cost [Member] | Between 1 and 3 months [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | Between 1 and 3 months [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | Between 1 and 3 months [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | Between 1 and 3 months [Member] | Issued debt instruments [Member]
Financial liabilities
Total financial liabilities	[4]		204,084
Financial liabilities at amortised cost [Member] | Between 3 and 12 months [Member] | Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | Between 3 and 12 months [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		3,950,166
Financial liabilities at amortised cost [Member] | Between 3 and 12 months [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities			109
Financial liabilities at amortised cost [Member] | Between 3 and 12 months [Member] | Interbank borrowings [Member]
Financial liabilities
Total financial liabilities		5,821,216	2,252,305
Financial liabilities at amortised cost [Member] | Between 3 and 12 months [Member] | Issue debt instruments [Member]
Financial liabilities
Total financial liabilities	[3]	1,272,427
Financial liabilities at amortised cost [Member] | Between 3 and 12 months [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | Between 3 and 12 months [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities		20,716	25,902
Financial liabilities at amortised cost [Member] | Between 3 and 12 months [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | Between 3 and 12 months [Member] | Issued debt instruments [Member]
Financial liabilities
Total financial liabilities	[4]		584,517
Financial liabilities at amortised cost [Member] | Between 1 and 3 years [Member] | Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | Between 1 and 3 years [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		138,320	25,934
Financial liabilities at amortised cost [Member] | Between 1 and 3 years [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | Between 1 and 3 years [Member] | Interbank borrowings [Member]
Financial liabilities
Total financial liabilities		304,384	5,620,281
Financial liabilities at amortised cost [Member] | Between 1 and 3 years [Member] | Issue debt instruments [Member]
Financial liabilities
Total financial liabilities	[3]	3,183,069
Financial liabilities at amortised cost [Member] | Between 1 and 3 years [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities		164	142
Financial liabilities at amortised cost [Member] | Between 1 and 3 years [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities		37,446	46,955
Financial liabilities at amortised cost [Member] | Between 1 and 3 years [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | Between 1 and 3 years [Member] | Issued debt instruments [Member]
Financial liabilities
Total financial liabilities	[4]		2,809,573
Financial liabilities at amortised cost [Member] | Between 3 and 5 years [Member] | Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | Between 3 and 5 years [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		3,364
Financial liabilities at amortised cost [Member] | Between 3 and 5 years [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | Between 3 and 5 years [Member] | Interbank borrowings [Member]
Financial liabilities
Total financial liabilities		173,417
Financial liabilities at amortised cost [Member] | Between 3 and 5 years [Member] | Issue debt instruments [Member]
Financial liabilities
Total financial liabilities	[3]	1,314,205
Financial liabilities at amortised cost [Member] | Between 3 and 5 years [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities		14	97
Financial liabilities at amortised cost [Member] | Between 3 and 5 years [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities		22,913	32,784
Financial liabilities at amortised cost [Member] | Between 3 and 5 years [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | Between 3 and 5 years [Member] | Issued debt instruments [Member]
Financial liabilities
Total financial liabilities	[4]		1,915,970
Financial liabilities at amortised cost [Member] | More than 5 years [Member] | Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | More than 5 years [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		28,343
Financial liabilities at amortised cost [Member] | More than 5 years [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | More than 5 years [Member] | Interbank borrowings [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | More than 5 years [Member] | Issue debt instruments [Member]
Financial liabilities
Total financial liabilities	[3]	3,467,672
Financial liabilities at amortised cost [Member] | More than 5 years [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | More than 5 years [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities		23,441	31,448
Financial liabilities at amortised cost [Member] | More than 5 years [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
Financial liabilities at amortised cost [Member] | More than 5 years [Member] | Issued debt instruments [Member]
Financial liabilities
Total financial liabilities	[4]		$ 3,681,824

[1]	Debt financial instruments, Interbank loans and loans and accounts receivable from customer are presented on a gross basis, the related allowance are Ch$894, Ch$1 and Ch$1,153,266 million, respectively.
[2]	Includes derivative contracts for trading purposes and hedge derivatives contracts.
[3]	Includes Subordinated bonds for MCh$1,813,938 which is presented as Regulatory capital financial instruments.
[4]	Includes Subordinated bonds for MCh$1,733,869 which is presented as Regulatory capital financial instruments.